Investments And Other Assets (Schedule of Interests in Associates) (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Disclosure of joint operations [line items]
Revenue		$ 5,407,000,000	$ 5,340,000,000
Profit (loss)		688,000,000	733,000,000
Other comprehensive income (loss)		(5,000,000)	(55,000,000)
Comprehensive income (loss)		$ 683,000,000	$ 678,000,000
Corus [Member]
Disclosure of joint operations [line items]
Revenue	$ 1,310,000,000
Net income (loss) attributable to: Shareholders	133,000,000
Net income (loss) attributable to: Non-controlling interest	19,000,000
Profit (loss)	152,000,000
Other comprehensive income (loss)	(40,000,000)
Comprehensive income (loss)	112,000,000
Equity income from associates, excluding goodwill impairment	46,000,000
Equity income from associates	46,000,000
Other comprehensive income from equity accounted associates	13,000,000
Income from associates	$ 33,000,000